Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Net Income Per Share
Schedule of basic and diluted net income per share

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB

Numerator:
Net income	58,937	63,656	20,107

Denominator:
Weighted average number of ordinary shares outstanding—basic	46,297,314	44,910,676	44,423,885
Dilutive effect of share options	1,445,784	917,246	966,924
Weighted average number of ordinary shares outstanding—diluted	47,743,098	45,827,922	45,390,809
Basic net income per share	1.27	1.42	0.45
Diluted net income per share	1.23	1.39	0.44